                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March 31, 2003
                                               -------------------


Check here if Amendment [     ]; Amendment Number:

This Amendment (Check only one.):       [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Highline Capital Management, LLC
Address:      1270 Avenue of the Americas, 4th Floor
              New York, New York  10020


Form 13F File Number: 28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Klarman
Title:   Chief Financial Officer
Phone:   (212) 332-2250

Signature, Place, and Date of Signing:

/s/ Michael Klarman                      New York, NY              May 12 , 2003
-------------------                      ------------              -------------
          [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                           0
                                                                      --------

Form 13F Information Table Entry Total:                                     33
                                                                      --------

Form 13F Information Table Value Total:                               $100,302
                                                                      --------
                                                                     (thousands)




List of Other Included Managers:

None

     FORM 13F INFORMATION TABLE - HIGHLINE CAPITAL MANAGEMENT LLC (03/31/03)

                   COLUMN 1                     COLUMN 2            COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6


                                                TITLE OF                       VALUE     SHRS OR PRN  SH/  PUT/  INVESTMENT
NAME OF ISSUER                                  CLASS               CUSIP      (X1000)   AMOUNT       PRN  CALL  DISCRETION
--------------                                  -----               -----      -------   ------       ---  ----  ----------
ABLE LABORATORIES, INC.       CMN               Common Stock  ABRX  00371n407     2,316   163,700.00  SH   NA    SOLE
ACCREDO HEALTH INC            CMN               Common Stock  ACDO  00437v104     2,685   110,300.00  SH   NA    SOLE
ADVANCEPCS                    CMN               Common Stock  ADVP  00790k109     3,968   140,000.00  SH   NA    SOLE
ALLIANT TECHSYSTEMS INC       CMN               Common Stock  ATK   018804104     4,564    84,500.00  SH   NA    SOLE
AMERISOURCEBERGEN CORP        CMN               Common Stock  ABC   03073e105     5,513   105,000.00  SH   NA    SOLE
AVALON DIGITAL MARKETING SYS  CMN               Common Stock  AVLN  05343v106        20    37,470.00  SH   NA    SOLE
BARNES & NOBLE, INC                             Common Stock  BKS   067774109     3,893   205,000.00  SH   NA    SOLE
BEST BUY CO INC CMN                             Common Stock  BBY   086516101     1,888    70,000.00  SH   NA    SOLE
DEL MONTE FOODS COMPANY                         Common Stock  DLM   24522p103     5,036   675,000.00  SH   NA    SOLE
DIGENE CORP                   CMN               Common Stock  DIGE  253752109       116     7,000.00  SH   NA    SOLE
DOLLAR GENL CORP                                Common Stock  DG    256669102     3,663   300,000.00  SH   NA    SOLE
INTERPORE INTL                                  Common Stock  BONZ  46062w107     2,908   363,508.00  SH   NA    SOLE
INTERPUBLIC GROUP COS                           Common Stock  IPG   460690100       930   100,000.00  SH   NA    SOLE
IVAX CORP (FLORIDA)                             Common Stock  IVX   465823102     3,063   250,000.00  SH   NA    SOLE
KERZNER INTERNATIONAL LTD     CMN               Common Stock  KZL   P6065Y107     3,239   142,700.00  SH   NA    SOLE
KING PHARMACEUTICALS INC      CMN               Common Stock  KG    495582108     1,491   125,000.00  SH   NA    SOLE
LIBERTY MEDIA CORP NEW        CMN SERIESA       Common Stock  L     530718105     1,850   190,160.00  SH   NA    SOLE
MULTIMEDIA GAMES INC          CMN               Common Stock  MGAM  625453105     4,875   253,500.00  SH   NA    SOLE
NOVARTIS AG-ADR               SPONSOREDADR CMN  Common Stock  NVS   66987v109     3,521    95,000.00  SH   NA    SOLE
OSTEOTECH INC                                   Common Stock  OSTE  688582105     1,577   253,100.00  SH   NA    SOLE
PENN NATIONAL GAMING INC                        Common Stock  PENN  707569109     2,734   154,000.00  SH   NA    SOLE
PFIZER INC.                   CMN               Common Stock  PFE   717081103     3,806   122,142.00  SH   NA    SOLE
PHOTOMEDEX INC                CMN               Common Stock  PHMD  719358103       788   492,200.00  SH   NA    SOLE
PITTSTON BRINK'S GROUP                          Common Stock  PZB   725701106     3,049   220,000.00  SH   NA    SOLE
SANGSTAT MEDICAL CORP                           Common Stock  SANG  801003104     2,033   207,200.00  SH   NA    SOLE
SAXON CAPITAL INC             CMN               Common Stock  SAXN  80556p302     4,410   331,300.00  SH   NA    SOLE
SYLVAN LEARNING SYS INC                         Common Stock  SLVN  871399101     2,970   187,000.00  SH   NA    SOLE
TEVA PHARMACEUTICAL IND LTD   ADS               Common Stock  TEVA  881624209     5,498   132,000.00  SH   NA    SOLE
THE PEPSI BOTTLING GROUP,INC  COMMON STOCK      Common Stock  PBG   713409100     1,793   100,000.00  SH   NA    SOLE
TRANSKARYOTIC THERAPIES, INC                    Common Stock  TKTX  893735100     2,309   392,000.00  SH   NA    SOLE
UNITED THERAPEUTICS CORP      CMN               Common Stock  UTHR  91307c102     4,010   232,600.00  SH   NA    SOLE
WILLIS GROUP HOLDINGS LTD     CMN               Common Stock  WSH   G96655108     7,479   270,000.00  SH   NA    SOLE
WINNEBAGO INDUSTRIES INC                        Common Stock  WGO   974637100     2,312    85,000.00  SH   NA    SOLE

                   COLUMN 1                     COLUMN 7         COLUMN 8
                                                             VOTING AUTHORITY

                                                OTHER
NAME OF ISSUER                                  MANAGERS  SOLE     SHARED  NONE
--------------                                  --------  ----     ------  ----
ABLE LABORATORIES, INC.       CMN               N/A       163,700
ACCREDO HEALTH INC            CMN               N/A       110,300
ADVANCEPCS                    CMN               N/A       140,000
ALLIANT TECHSYSTEMS INC       CMN               N/A        84,500
AMERISOURCEBERGEN CORP        CMN               N/A       105,000
AVALON DIGITAL MARKETING SYS  CMN               N/A        37,470
BARNES & NOBLE, INC                             N/A       205,000
BEST BUY CO INC CMN                             N/A        70,000
DEL MONTE FOODS COMPANY                         N/A       675,000
DIGENE CORP                   CMN               N/A         7,000
DOLLAR GENL CORP                                N/A       300,000
INTERPORE INTL                                  N/A       363,508
INTERPUBLIC GROUP COS                           N/A       100,000
IVAX CORP (FLORIDA)                             N/A       250,000
KERZNER INTERNATIONAL LTD     CMN               N/A       142,700
KING PHARMACEUTICALS INC      CMN               N/A       125,000
LIBERTY MEDIA CORP NEW        CMN SERIESA       N/A       190,160
MULTIMEDIA GAMES INC          CMN               N/A       253,500
NOVARTIS AG-ADR               SPONSOREDADR CMN  N/A        95,000
OSTEOTECH INC                                   N/A       253,100
PENN NATIONAL GAMING INC                        N/A       154,000
PFIZER INC.                   CMN               N/A       122,142
PHOTOMEDEX INC                CMN               N/A       492,200
PITTSTON BRINK'S GROUP                          N/A       220,000
SANGSTAT MEDICAL CORP                           N/A       207,200
SAXON CAPITAL INC             CMN               N/A       331,300
SYLVAN LEARNING SYS INC                         N/A       187,000
TEVA PHARMACEUTICAL IND LTD   ADS               N/A       132,000
THE PEPSI BOTTLING GROUP,INC  COMMON STOCK      N/A       100,000
TRANSKARYOTIC THERAPIES, INC                    N/A       392,000
UNITED THERAPEUTICS CORP      CMN               N/A       232,600
WILLIS GROUP HOLDINGS LTD     CMN               N/A       270,000
WINNEBAGO INDUSTRIES INC                        N/A        85,000